SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Basic and Diluted Net Income (Loss) Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Numerator
Numerator for basic net income (loss) per share	$ 317	$ (390)
Effect of dilutive securities: Option and warrants issued to grantees and investors, respectively
Numerator for dilutive net income (loss) per share	$ 317	$ (390)
Denominator
Denominator for dilutive net income (loss) per share - weighted average number of ordinary share	7,995,073	6,795,807
Effect of dilutive securities: Option and warrants issued to grantees and investors, respectively	487,126
Denominator for diluted net income (loss) per share - adjusted weighted average number of ordinary share	8,482,199	6,795,807